UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  660 Madison Avenue, 21st Floor
          New York, New York 10065


13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Reiferson
Title:  Managing Principal
Phone:  (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson               New York, New York          November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $96,420
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8

                              TITLE OF                 VALUE     SHRS OR    PUT/    INVESTMENT    OTHER         VOTING AUTHORITY
      NAME OF ISSUER           CLASS       CUSIP     (X$1000)    PRN AMT    CALL    DISCRETION   MANAGERS   SOLE      SHARED    NONE
      --------------           -----       -----     --------    -------    ----    ----------   --------   ----      -------   ----
ALLEGHENY ENERGY INC            COM      017361106      9,039     245,822    SH        SOLE        NONE      245,822     0        0
ALLEGHENY ENERGY INC            COM      017361106        305       8,300   CALL       SOLE        NONE        8,300     0        0
AMAZON COM INC                  COM      023135106      2,125      29,200   PUT        SOLE        NONE       29,200     0        0
AMERIPRISE FINL INC             COM      03076C106     10,082     263,914    SH        SOLE        NONE      263,914     0        0
ANNALY CAP MGMT INC             COM      035710409      5,511     409,706    SH        SOLE        NONE      409,706     0        0
ASSISTED LIVING CONCPT NEV N    CL A     04544X102     16,586   2,603,830    SH        SOLE        NONE    2,603,830     0        0
BROADRIDGE FINL SOLUTIONS IN    COM      11133T103     11,573     751,994    SH        SOLE        NONE      751,994     0        0
EBAY INC                        COM      278642103      1,666      74,442    SH        SOLE        NONE       74,442     0        0
FEDERAL NATL MTG ASSN           COM      313586109         99      65,000   CALL       SOLE        NONE       65,000     0        0
MERRILL LYNCH & CO INC          COM      590188108      5,040     199,200   PUT        SOLE        NONE      199,200     0        0
SPDR GOLD TRUST               GOLD SHS   78463V107      3,688      43,348    SH        SOLE        NONE       43,348     0        0
SPDR TR                      UNIT SER 1  78462F103     26,225     226,100   PUT        SOLE        NONE      226,100     0        0
TRANSOCEAN INC NEW              SHS      G90073100      4,481      40,798    SH        SOLE        NONE       40,798     0        0



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